Consolidated statement of changes in equity € in Millions, $ in Millions	EUR (€) shares	USD ($) shares	Number of ordinary shares outstanding shares	Share capital EUR (€)	Treasury shares EUR (€)	Other paid in capital EUR (€)	Other reserves EUR (€)	Accumulated deficit EUR (€)
Beginning balance (in shares) at Dec. 31, 2022 | shares			193,293,269
Beginning balance at Dec. 31, 2022	€ 2,401			€ 0	€ (262)	€ 4,789	€ 1,521	€ (3,647)
Income (loss) of the year	(532)							(532)
Other comprehensive income	14						14
Reclassification of loss on sale of long term investments, net of tax	0						3	(3)
Issuance of ordinary shares (in shares) | shares			4,484,819
Repurchases of ordinary shares (in shares) | shares			(4,450,000)
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares (in shares) | shares			3,815,301
Issuance of shares upon exercise of stock options and restricted stock units	366					366
Restricted stock units withheld for employee taxes	(71)						(71)
Share-based compensation	322						322
Income tax impact associated with share-based compensation	23						23
Ending balance (in shares) at Dec. 31, 2023 | shares			197,143,389
Ending balance at Dec. 31, 2023	2,523			0	(262)	5,155	1,812	(4,182)
Income (loss) of the year	1,138							1,138
Other comprehensive income	€ 405						405
Issuance of ordinary shares (in shares) | shares			6,012,612
Repurchases of ordinary shares (in shares) | shares	(6,000,000)	(6,000,000)	(6,000,000)
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares (in shares) | shares			6,569,517
Issuance of shares upon exercise of stock options and restricted stock units	€ 933					933
Issuance of ordinary shares upon net settlement of warrants (in shares) | shares			118,891
Issuance of ordinary shares upon net settlement of warrants	36					36
Restricted stock units withheld for employee taxes	(137)						(137)
Share-based compensation	268						268
Income tax impact associated with share-based compensation	359						359
Ending balance (in shares) at Dec. 31, 2024 | shares			203,844,409
Ending balance at Dec. 31, 2024	5,525			0	(262)	6,124	2,707	(3,044)
Income (loss) of the year	2,212							2,212
Other comprehensive income	€ 235						235
Issuance of ordinary shares (in shares) | shares			2,010,082
Repurchases of ordinary shares (in shares) | shares	(2,768,223)	(2,768,223)	(2,768,223)
Repurchases of ordinary shares	€ (439)	$ (510)			(439)
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares (in shares) | shares			2,746,259
Issuance of shares upon exercise of stock options and restricted stock units	372					372
Restricted stock units withheld for employee taxes	(241)						(241)
Share-based compensation	248						248
Income tax impact associated with share-based compensation	417						417
Ending balance (in shares) at Dec. 31, 2025 | shares			205,832,527
Ending balance at Dec. 31, 2025	€ 8,329			€ 0	€ (701)	€ 6,496	€ 3,366	€ (832)